Document and Entity Information - shares	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Jun. 30, 2024
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41072
Entity Registrant Name	IREN Limited
Entity Central Index Key	0001878848
Entity Incorporation, State or Country Code	C3
Entity Address, Address Line One	Level 6
Entity Address, Address Line Two	55 Market Street
Entity Address, City or Town	Sydney, NSW
Entity Address, Postal Zip Code	2000
Entity Address, Country	AU
Title of 12(b) Security	Ordinary shares, no par value
Trading Symbol	IREN
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Firm ID	1232	32
Auditor Name	Raymond Chabot Grant Thornton LLP	ArmaninoLLP
Auditor Location	Montreal, Canada	Dallas, Texas
Amendment Description	Historically, the Company has classified receipts from Bitcoin mining revenue as cash flows from operating activities on the Company’s consolidated statements of cash flows.In response to a comment letter received from the SEC in connection with its review of the Original Form 20-F, and following review and consultation with management and upon the recommendation of the Audit and Risk Committee, the Board of Directors of the Company concluded that the Company’s audited consolidated financial statements for the Affected Periods should be amended and restated to classify proceeds from sales of Bitcoin mined as cash flows from investing activities in accordance with IAS 7.16(b) "Statement of Cash Flows" ("IAS 7"). Therefore, the Company’s audited consolidated financial statements for the Affected Periods should no longer be relied upon. Further, any previously furnished or filed reports, earnings releases, investor presentations or similar communications regarding the restatement information for the Affected Periods should also no longer be relied upon. The restatement does not impact the Company’s consolidated statements of profit or loss and other comprehensive income, consolidated statements of financial position, consolidated statements of changes in equity, or cash and cash equivalents at the end of the respective periods for the Affected Periods.
Document Financial Statement Restatement Recovery Analysis [Flag]	true
Ordinary shares
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	187,864,454
Class B Shares
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	2
Business Contact
Entity Addresses [Line Items]
Contact Personnel Name	Cesilia Kim
Entity Address, Address Line One	Level 6
Entity Address, Address Line Two	55 Market Street
Entity Address, City or Town	Sydney, NSW
Entity Address, Postal Zip Code	2000
Entity Address, Country	AU
Country Region	61
City Area Code	2
Local Phone Number	7906 8301